UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS (Parenthetical) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 22, 2022	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Total revenue from fees, net		$ 185,685	$ 163,302	$ 360,939	$ 321,627
Reverse stock split	0.0054
Related Party
Total revenue from fees, net		$ 148,198	$ 162,686	$ 301,991	$ 321,011